Goodwill - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2010
Goodwill [Line Items]
Goodwill recognized				¥ 10,900,000
Goodwill impairment test	¥ 0	¥ 0	¥ 0